Deconsolidation of Gaming Software and Service Business at Fair Value and Recognized Gain (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Divestitures [Line Items]
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs	$ 1,735	$ 85,669
Mangas Everest Societe Par Actions Simplifiee
Divestitures [Line Items]
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs		82,984
The fair value of the 40% retained noncontrolling investment in the gaming software and service business at the date the business was deconsolidated		54,240
Less : The carrying amount of the gaming software and service business at the date of the deconsolidation		(58,084)
Gain on deconsolidation of the gaming software and services business		$ 79,140